TREASURY STOCK	12 Months Ended
Dec. 31, 2020
TREASURY STOCK
TREASURY STOCK	20. TREASURY STOCK For the years ended December 31, 2018, 2019 and 2020, the Company repurchased the number of nil, 242,830 and nil ADSs pursuant to the share repurchase plans.